Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Americas
Total Revenues	$ 138,041	$ 159,751	$ 282,091	$ 309,128
Total Americas [Member]
Americas
Total Revenues	83,488	102,195	170,296	192,275
Total EMEA [Member]
Americas
Total Revenues	37,053	36,884	75,526	74,764
Total Asia Pacific [Member]
Americas
Total Revenues	17,500	20,672	36,269	42,089
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	14,054	28,975	32,047	50,161
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	9,800	12,054	19,523	23,456
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	5,125	7,284	10,294	15,148
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	36,182	33,757	71,724	66,329
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	19,945	17,910	41,115	36,821
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	8,488	9,132	18,087	18,168
Service [Member]
Americas
Total Revenues	44,447	50,639	89,301	99,045
Service [Member] | Total Americas [Member]
Americas
Total Revenues	33,252	39,463	66,525	75,785
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	7,308	6,920	14,888	14,487
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 3,887	$ 4,256	$ 7,888	$ 8,773